Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
Monetta Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Monetta Fund
Average Annual Return, Percent	25.82%	12.71%	10.96%
Monetta Young Investor Growth Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Monetta Young Investor Growth Fund
Average Annual Return, Percent	26.50%	13.67%	11.93%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	24.56%	15.05%	12.86%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	24.56%	15.05%	12.86%